Non-Controlling Interest	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

Note 14. NON-CONTROLLING INTEREST (RESTATED)

The Company's non-controlling interest consists of the following:

	September 30,	June 30,
	2020	2020
Sino-China:
Original paid-in capital	$356,400	$356,400
Additional paid-in capital	1,044	1,044
Accumulated other comprehensive income	221,344	376,398
Accumulated deficit	(6,202,641)	(6,199,188)
	(5,623,853)	(5,465,346)
Trans Pacific Logistics Shanghai Ltd.	(1,131,997)	(1,077,015)
Total	$(6,755,850)	$(6,542,361)

Note 14. NON-CONTROLLING INTEREST

The Company’s non-controlling interest consists of the following:

	June 30,	June 30,
	2020	2019
Sino-China:
Original paid-in capital	$356,400	$356,400
Additional paid-in capital	1,044	1,044
Accumulated other comprehensive income	376,398	268,297
Accumulated deficit	(6,199,188)	(6,066,145)
	(5,465,346)	(5,440,404)
Trans Pacific Logistics Shanghai Ltd.	(1,077,015)	266,782
Total	$(6,542,361)	$(5,173,622)